Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 07, 2020
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2020
Prospectus Date	rr_ProspectusDate	May 06, 2020
6 Meridian Low Beta Equity Strategy ETF | 6 Meridian Low Beta Equity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXL
6 Meridian Mega Cap Equity ETF | 6 Meridian Mega Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXA
6 Meridian Small Cap Equity ETF | 6 Meridian Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXS
6 Meridian Hedged Equity-Index Option Strategy ETF | 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXH